STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements [Abstract]
Schedule of DSU and RSU activity
DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2022	678	$12.6	2,518	$31.0
Settled for cash	—	—	(1,656)	(29.2)
Granted	159	2.9	1,406	24.2
Credits for dividends	—	—	69	1.3
Change in value	—	(1.1)	—	(1.0)
At December 31, 2022	837	$14.4	2,337	$26.3
Settled for cash	—	—	(1,383)	(23.2)
Granted	174	2.9	1,820	32.9
Credits for dividends	—	—	81	1.4
Change in value	—	1.0	—	(3.4)
At December 31, 2023	1,011	$18.3	2,855	$34.0